Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Breakdown (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of cash and cash equivalents [line items]
Corporate cash and cash equivalents	$ 333,076	$ 317,754
Merchant cash and cash equivalents	271,391	107,418
Total	$ 604,467	$ 425,172	$ 560,532	$ 536,160